Equity-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation

Note Q – Equity-Based Compensation

Predecessor Plans

Prior to June 22, 2020 the Predecessor maintained two equity-based compensation plans, which are described below.

The Predecessor maintained a plan to provide a performance incentive and to encourage stock ownership by employees, officers, and directors of the Predecessor (“the 2011 Equity Incentive Plan”). 1,000,000 Predecessor common stock shares were reserved and available for grant and issuance pursuant to the 2011 Equity Incentive Plan. Under the 2011 Equity Incentive Plan, incentive stock options (“ISOs”) could only be granted to employees, while non-qualified stock options (“NQSOs”) could be granted to employees, officers, directors, and other service providers of the Predecessor.

Between 2014 and 2017, the Predecessor extended loans to three key members of management for the purchase of Predecessor shares for a principal of $1.0 million (the “Predecessor Promissory Notes”). The Predecessor Promissory Notes were secured by the underlying shares and were nonrecourse to the respective debtor’s personal assets. The Predecessor Promissory Notes carried interest at between 1.85% and 1.91% per annum, and were expected to mature between April 2020 and June 2023 or earlier upon the occurrence of certain events specified in the Predecessor Promissory Notes.

The Predecessor Promissory Notes represented in-substance ISOs with a grant date fair value of $0.5 million and the equity-based compensation expense related to them was recognized over the requisite service period of four years. Pursuant to the Recapitalization, a Release of Security Interest Agreement, dated October 17, 2019, was executed between the three debtors of the Predecessor Promissory Notes and the Predecessor. The Release of Security Interest Agreement stipulated the release of the Predecessor’s security interest in the portion of the Common Stock issued to each debtor of the Predecessor Promissory Notes that was reclassified to Class F Common Stock and to Preferred Stock in the Recapitalization, while retaining the security interest in the portion that remained as Common Stock after the Recapitalization. These events resulted in a modification of the original in-substance options associated with the Predecessor Promissory Notes; the total incremental cost resulting from this modification was $2.2 million.

Successor Plans

On December 31, 2021, the Company has three equity-based compensation plans, which are described below.

Holdings, the Company’s former parent adopted a written compensatory benefit plan (the “Class P Unit Incentive Plan”) to provide incentives to existing or new employees, officers, managers, directors, or other service providers of the Company or its subsidiaries in the form of Holdings’ Class P Units (“Incentive Units”). Incentive Units have a participation threshold of $1.00 and are divided into three tranches (“Tranche I,” “Tranche II,” and “Tranche III”): Tranche I, Tranche II, and Tranche III Incentive Units were subject to performance-based, service-based, and market-based conditions.

On September 2, 2021, the company’s board of directors adopted the Redwire Corporation 2021 Omnibus Incentive Plan (the “Plan”) which authorizes the grant of stock options (incentive and non-qualified), stock appreciation rights, restricted stock, restricted stock units, and other cash or share-based awards to employees, officers, non-employee directors and consultants of the Company. The Company reserved an aggregate of 7,936,136 shares (subject to annual increases on January 1 of each year beginning in 2022 and ending with a final increase on January 1, 2031) of the Company’s common stock for grants under the Plan. Incentive stock options may only be granted to employees and officers employed by the Company. The Plan appoints the board of directors, the compensation committee or such other committee consisting of two or more individuals (the “Committee”) appointed by the board to administer the Plan. Awards under the Plan will contain such terms and conditions not inconsistent with the Plan as the Committee in its discretion approves. The Committee has discretion to administer the Plan in the manner which it determines, from time to time, is in the best interest of the Company.

On September 2, 2021, the company’s board of directors adopted the Redwire Corporation 2021 Employee Stock Purchase Plan (the “ESPP”) which authorizes the grant of rights to purchase common stock of the Company to employees, officers and directors (if they are otherwise employees) of the Company. The Company reserved an aggregate of 755,822 common shares (subject to annual increases on January 1 of each year beginning in 2022 for a period of up to ten years) of the Company’s common stock for grants under the ESPP. The ESPP appoints the Compensation Committee (the “Committee”) to administer the ESPP. Awards under the ESPP will contain such terms and conditions not inconsistent with the ESPP as the Committee in its discretion approves. The Committee has discretion to administer the ESPP in the manner which it determines, from time to time, is in the best interest of the Company. As of December 31, 2021, no awards had been granted under the ESPP.

Promissory Notes

The assumptions used in determining the fair value of the in-substance ISOs represented by the Predecessor Promissory Notes for the Predecessor 2020 Period were as follows:

	Predecessor
	Period from January 1, 2020 to June 21, 2020
Range of expected time to exit (years)	3	to	5
Range of volatilities	55.00%	to	63.09%
Range of Predecessor Promissory Notes interest rates	1.85%	to	1.91%
Range of risk-free interest rates	1.33%	to	1.62%

The expected time to exit used in the determination of the fair value of the Predecessor Promissory Notes was based on the expected time to liquidity assessed by the Predecessor. The historical volatility used in the determination of the fair value of the in-substance ISOs represented by the Predecessor Promissory Notes was based on analysis of the historical volatility of comparable public companies and factors specific to the Predecessor.

The grant date fair value of the Predecessor in-substance shares vested was $12 thousand for the Predecessor 2020 Period.

A summary of the activity of the Predecessor Promissory Notes is as follows:

	In-substance ISO’s
	represented by the
	Predecessor Promissory	Weighted-average
	Notes	exercise price
Predecessor Outstanding as of December 31, 2019	1,028,784	$0.99
Settled or cancelled	(1,028,784)	0.99
Outstanding as of December 31, 2020	$—	$—

Incentive Units

On March 24, 2021 (“modification date”), Holdings, the Company’s former parent amended the Class P Unit Incentive Plan so that the Tranche I and the Tranche III Incentive Units became fully vested, upon the closing of the Merger. Holdings also amended the Class P Unit Incentive Plan so that the Tranche II Incentive Units would vest on any liquidation event, as defined in the Class P Unit Incentive Plan, rather than only upon consummation of the sale of Holdings, subject to the market-based condition stipulated in the Class P Unit Incentive Plan prior to its amendment.

As a result of the Merger, Tranches I and III Incentive Units vested on September 2, 2021 (“vesting date”) and the performance vesting condition was met for the Tranche II Incentive Units. The fair value determined at the date of the amendment of the Class P Unit Incentive Plan was immediately recognized as compensation expense on the vesting date for Tranches I and III. Compensation expense for the Tranche II Incentive Units is being recognized over the derived service period of twelve months from the modification date, which resulted in approximately seventy-five percent of the compensation expense for Tranche II being recognized during the Successor 2021 Period. The remaining compensation expense for the Tranche II Incentive Units will be recognized over the remaining service period of three months.

As of December 31, 2021, there was approximately $2.4 million of unrecognized compensation costs related to Tranche II Incentive Units.

Stock Options

Predecessor

Pursuant to the 2011 Equity Incentive Plan, ISOs and NQSOs had a four-year graded vesting period, with a 25% of each grant vesting one year from the grant date and 2.08% vesting monthly thereafter over 36 months; the vesting of ISOs was subject to continued employment. The maximum term over which ISOs and NQSOs were exercisable was 10 years from the date the ISOs or the NQSOs were granted. The Predecessor recognized the equity-based compensation cost related to the 2011 Equity Incentive Plan over the requisite service period using the straight-line attribution method.

Successor

Pursuant to the Plan, the Company’s board of directors granted certain Grantees, options to purchase shares of the Company’s common stock with a contractual term of 10 years. The options vest over a three year term as follows: 33.3% on the first anniversary of the grant date, 33.3% on the second anniversary of the grant date, and 33.4% on the third anniversary of the grant date. Vesting is contingent upon continued employment or service to the Company; both the vested and unvested portion of a Grantee’s option will be immediately forfeited and cancelled if the Grantee ceases employment or service to the Company. The Company recognizes equity-based compensation expense for the options equal to the fair value of the awards on a straight-line basis over the service based vesting period and recognizes forfeitures as they occur.

The fair value of each option granted under the Predecessor 2011 Equity Incentive Plan and the Successor Plan was estimated on the grant date under the Black-Scholes OPM using the following assumptions:

	Successor	Predecessor
Expected option term (years)	6	3-5
Expected volatility	32.80%	55.00%-63.09%
Risk-free rate of return	0.93%-1.15%	1.33%-2.51%
Expected annual dividend yield	—%	—%

A summary of option activity under the Predecessor 2011 Equity Incentive Plan and the Successor Plan as of December 31, 2021 and December 31, 2020, and changes during the years then ended is presented as follows:

		Weighted-Average	Weighted-Average	Weighted-Average
		Grant Date Fair	Exercise Price per	Remaining Contractual
Options	Shares	Value per Share	Share	Term (Years)
Predecessor Outstanding at December 31, 2019	133,661	$0.66	$1.47
Forfeited	(2,900)	0.77	1.80
Settled or cancelled	(130,761)	0.66	1.46
Successor Outstanding at December 31, 2020	—	—	—
Granted	1,546,400	3.32	10.00
Exercised	—	—	—
Forfeited	—	—	—
Successor Outstanding at December 31, 2021	1,546,400	$3.32	$10.00	9.67

Under the 2011 Equity Incentive Plan, certain unvested ISOs and NQSOs became fully vested and were settled for $0.5 million of the purchase consideration on the MIS acquisition date. Accelerated vesting was triggered by the actions of the Successor, therefore fair value of the consideration attributable to the accelerated equity-based awards relating to post-acquisition services of $0.1 million was recognized in the Successor 2020 Period. The component relating to pre-acquisition services has been included as part of the MIS purchase consideration. There were no remaining ISOs and NQSOs outstanding under the 2011 Equity Incentive Plan as of December 31, 2020 (Successor).

As of December 31, 2021, there was $4.6 million of unrecognized compensation cost related to unvested stock options granted under the Plan. There were no shares that vested or were exercisable under the Plan during Successor 2021 Period.

Restricted Stock Units

Restricted stock units awarded under the Plan generally is subject to forfeiture in the event of termination of employment prior to vesting dates. The Company recognizes equity-based compensation expense for the restricted stock units equal to the fair value of the awards on a straight-line basis over the service based vesting period and recognizes forfeitures as they occur.

Pursuant to the Plan, the Company granted 1,659,600 shares of restricted stock units of the Company’s common stock during the Successor 2021 Period to certain officers, managers and other employees. The shares of restricted stock units awarded follow the same vesting terms and conditions as the options set forth above. The weighted average grant date fair value of these awards was $11.72 per share.

Pursuant to the Plan, the Company granted 75,000 shares of restricted stock units of the Company’s common stock during the Successor 2021 Period to non-employee directors. The shares of restricted stock units awarded vest over one year. The weighted average grant date fair value of these awards was $10.50 per share.

A summary of the status of the Company’s restricted stock as of December 31, 2021, and changes during the Successor 2021 Period, is presented as follows:

		Weighted-Average	Weighted-Average	Aggregate
		Grant Date Fair	Remaining Contractual	Intrinsic
	Restricted Shares	Value per Share	Term (in Years)	Value
Unvested at December 31, 2020	—	$—
Granted	1,734,600	11.67
Vested	—	—
Forfeited	(16,650)	12.72
Unvested at December 31, 2021	1,717,950	$11.66	1.8	$11,596

As of December 31, 2021, there was approximately $18.4 million of total unrecognized compensation cost related to unvested restricted stock units granted under the Plan. This cost is expected to be recognized over a weighted-average period of 1.8 years. There were no restricted stock units that vested during the Successor 2021 Period.

The table below presents the equity-based compensation expense recorded during the following periods:

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
Cost of Sales
Incentive Units	$1,635	$—	$—
Stock Options	15	—	—
Restricted Stock Units	466	—	—
Total cost of sales	$2,116	$—	$—

Selling, general and administrative
Promissory Notes	$—	$—	$988
Incentive Units	23,260	—	—
Stock Options	542	102	7
Restricted Stock units	1,194	—	—
Total selling, general and administrative	$24,996	$102	$995

Total equity-based compensation expense	$27,112	$102	$995

The tax benefit of equity-based compensation was $0.2 million and $1 thousand related to the Predecessor Promissory Notes and the Predecessor ISOs and NQSOs, respectively, for the Predecessor 2020 Period. The tax benefit of equity-based compensation was $21 thousand related to the Successor ISOs and NQSOs for the Successor 2020 Period. There was no similar benefit recognized for the Successor 2021 Period.